TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

Telephone: 954.527.7500

December 22, 2015

Filed Via EDGAR (CIK # 0000916488)

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Templeton Global Investment Trust (the “Registrant”)

File Nos. 033-73244 and 811-08226

Ladies/Gentlemen:

Submitted herewith under the EDGAR system is Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act.  The new series will be called Templeton Dynamic Equity Fund (the “New Fund”) and will offer five share classes:  Class A, Class C, Class R, Class R6 and Advisor Class.  The New Fund’s goal will be to seek risk adjusted total return over the longer term.  The investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the investment goal.  Under normal market conditions, the New Fund primarily will seek to achieve its investment goal by investing its assets in a primary global equity portfolio while managing sector exposure through long and short positions in various exchange-traded funds.  The New Fund normally invests at least 80% of its net assets in equity securities and investments that provide exposure to equity securities.

Pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure previously reviewed by the Staff of the U.S. Securities and Exchange Commission (the “Staff”).  The Staff recently reviewed an amendment to the Registrant’s Registration Statement that was filed pursuant to Rule 485(a)(1) under the 1933 Act on June 1, 2015 to amend a fundamental investment restriction of Templeton Frontier Markets Fund (Post-Effective Amendment No. 49/50, Accession No. 0001379491-15-000548) (the “Frontier Fund Amendment”).  The non-investment related sections of the New Fund’s prospectus and SAI included in the Amendment are substantially similar to those sections in the prospectus and SAI included in the Frontier Fund Amendment, as well as almost all other Franklin Templeton Investments open-end funds, except that:  (i) the New Fund’s prospectus includes disclosure regarding redemptions in-kind in response to a recent SEC Staff comment; (ii) the “Management” sections of the New Fund’s prospectus and the “Management and Other Services” section of the New Fund’s SAI reflect a different investment manager for the New Fund; and (iii) the fees and expenses for the New Fund are different than those of the Templeton Frontier Markets Fund.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective seventy-five days after the filing.  The Amendment relates only to the Templeton Dynamic Equity Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please do not hesitate to contact me at (954) 847-2283, or Tara Gormel at  (954) 527-7583 in my absence, if you have any questions or comments relating to this filing.

Sincerely yours,

TEMPLETON GLOBAL INVESTMENT TRUST

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

LAW/dac

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